Stock-Based Compensation - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 20, 2021	Jul. 02, 2019	Jan. 19, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments for repurchase of Common Stock and options	$ 1,171	$ 497	$ 4,857	$ 339,880
Compensation expense	23,272	3,253	5,234	118,105
Additional compensation expense		$ 900	1,900	800
Stock repurchase liability			$ 1,000	200
Unrecognized stock compensation	$ 18,900
Series C and Series C-1 Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments for repurchase of Common Stock and options				339,300
Compensation expense				$ 115,700
2016 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved for issuance (in shares)	10,583,077
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized issuance or sale of shares (in shares)					18,400,000
Reserved for issuance (in shares)	16,618,508
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock compensation, weighted-average period (in years)	2 years 6 months
Stock options | 2016 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized issuance or sale of shares (in shares)						37,728,000	32,746,480
Vesting period (in years)	4 years
Share grant expiration period (in years)	10 years
Stock options | Tranche One | 2016 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized issuance or sale of shares (in shares)					3,350,000